U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

          1.   Name and address of issuer:

                              Mackenzie Series Trust
                              Via Mizner Financial Plaza
                              Suite 300
                              700 South Federal Highway
                              Boca Raton, FL  33432

          2.   Name of each series or class of funds for which
this notice                 is filed:

                              Mackenzie National Municipal Fund
                           Mackenzie New York Municipal Fund
                        Mackenzie California Municipal Fund
                       Mackenzie Limited Term Municipal Fund

          3.   Investment Company Act File Number:  811-4322

               Securities Act File Number:   2-98292

          4. Last day of fiscal year for which this notice is filed:

                              June 30, 1997

          5.   Check box if this notice is being filed more than
180 days                after the close of the issuer's fiscal
year for purposes of                 reporting securities sold
after the close of the fiscal year                but before
termination of the issuer's 24f-2 declaration:

                              [    ]

          6.   Date of termination of issuer's declaration under
Rule 24f-               2(a)(1), if applicable (see Instruction
A.6):

                              N/A

          7.   Number and amount of securities of the same class
or series                 which had been registered under the
Securities Act of 1933                other than pursuant to Rule
24f-2 in a prior fiscal year,                but which remained
unsold at the beginning of the fiscal                year:

                              None

          8.   Number and amount of securities registered during
the fiscal                year other than pursuant to Rule 24f-2:













                              None

          9.   Number and aggregate sale price of securities sold
during                the fiscal year:

                              1,082,098 shares of beneficial
interest were                                sold during the
fiscal year with an aggregate                               sale
price of $10,777,142.

          10.  Number and aggregate sale price of securities sold
during                the fiscal year in reliance upon
registration pursuant to                Rule 24f-2:

                              1,082,098 shares of beneficial
interest were                                sold during the
fiscal year with an aggregate                               sale
price of $10,777,142.

          11.  Number and aggregate sale price of securities
issued during                 the fiscal year in connection with
dividend reinvestment                plans, if applicable (see
Instruction B.7):

                              436,678 shares of beneficial
interest were                               issued during the
fiscal year in connection                               with
dividend reinvestment plans with an
aggregate sale price of $4,368,470.

          12.  Calculation of registration fee:

               (i)  Aggregate sale price of securities sold
during the                     fiscal year in reliance on Rule
24f-2 (from Item 10):

                              $10,777,142

               (ii) Aggregate price of shares issued in
connection with                     dividend reinvestment plans
(from Item 11, if                     applicable):

                              + $4,368,470

               (iii)Aggregate price of shares redeemed or
repurchased                     during the fiscal year (if
applicable):

                              - $48,544,545

               (iv) Aggregate price of shares redeemed or
repurchased and                     previously applied as a
reduction to filing fees                     pursuant to Rule
24e-2 (if applicable):

                              +

               (v)  Net aggregate price of securities sold and
issued                     during the fiscal year in reliance on
Rule 24f-2 (line                     (i), plus line (ii), less
line (iii), plus line (iv))                     (if applicable):












                              $0

               (vi) Multiplier prescribed by Section 6(b) of the
Securities                     Act of 1933 or other applicable
law or regulation (see                      Instruction C.6):

                              x 1/3300

               (vii)Fee due (line (i) or line (v) multiplied by line (vi)):

                              = $0

          13.  Check box if fees are being remitted to the
Commission's                lockbox depository as described in
Section 3a of the                Commission's Rules of Informal
and Other Procedures (17 CFR                 202.3a).

                              [ ]

               Date of mailing or wire transfer of filing fees to
the                Commission's lockbox depository:

                              N/A

                                      SIGNATURES

          This report has been signed below by the following
persons on           behalf of the issuer and in the capacities
and on the date           indicated.

          By:*      /s/ C. WILLIAM FERRIS
                    C. William Ferris,
                    Secretary/Treasurer

          Date:     August 27, 1997

          *    Please print the name and title of the signing
officer below                the signature.




























                                DECHERT PRICE & RHOADS
                            Ten Post Office Square - South
                                Boston, MA  02109-4603









                                        August 27, 1997


          Mackenzie Series Trust
          700 South Federal Highway
          Suite 300
          Boca Raton, FL  33432

          Dear Sirs:

               As counsel for Mackenzie Series Trust (the
"Trust"), we are           familiar with the registration of the
Trust under the Investment           Company Act of 1940 (File
No. 811-4322) and the registration           statement relating
to its shares of beneficial interest (the           "Shares")
under the Securities Act of 1933 (File No. 2-98292).
We also have examined such other records of the Trust, agreements, documents and instruments as we deemed appropriate.

               Based upon the foregoing, it is our opinion that
the Shares           sold at the public offering price and
delivered by the Trust           against receipt of the net asset
value of the Shares have been           duly and validly
authorized and issued as fully paid and           nonassessable.

               We consent to the filing of this opinion on behalf
of the           Trust with the Securities and Exchange
Commission in connection           with the Trust's Notice for
the fiscal year ended June 30, 1997           pursuant to Rule
24f-2 under the Investment Company Act of 1940.

                                             Sincerely,



                                             /s/ DECHERT PRICE &
RHOADS